Note 5 - Earnings Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the three months ended
	6/30/15	6/30/14
	(In Thousands, Except Per Share Data)
Basic earnings per share computation:
Net income	$350	$115
Preferred stock net accretion	(3)	(3)
Cumulative preferred stock dividends	(31)	(23)
Net income available to common stockholders	$316	$89

Weighted average shares outstanding, basic	888,587	881,861

Basic earnings per share	$0.36	$0.10

Diluted earnings per share computation:
Net income	$350	$115
Preferred stock net accretion	(3)	(3)
Cumulative preferred stock dividends	(31)	(23)
Net income available to common stockholders	$316	$89

Weighted average shares outstanding, before dilution	888,587	881,861
Dilutive potential shares	1,024	2,814
Weighted average shares outstanding, assuming dilution	889,611	884,675

Diluted earnings per share	$0.36	$0.10
	For the six months ended
	6/30/15	6/30/14
	(In Thousands, Except Per Share Data)
Basic earnings per share computation:
Net income	$693	$193
Preferred stock net accretion	(6)	(6)
Cumulative preferred stock dividends	(54)	(45)
Net income available to common shareholders	$633	$142

Weighted average shares outstanding, basic	888,290	880,973

Basic earnings per share	$0.71	$0.16

Diluted earnings per share computation:
Net income	$693	$193
Preferred stock net accretion	(6)	(6)
Cumulative preferred stock dividends	(54)	(45)
Net income available to common shareholders	$633	$142

Weighted average shares outstanding, before dilution	888,290	880,973
Dilutive potential shares	800	4,700
Weighted average shares outstanding, assuming dilution	889,090	885,673

Diluted earnings per share	$0.71	$0.16

	2014	2013
	(In Thousands, Except Share Data)
Basic earnings per share computation:
Net income	$805	$1,135
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(90)	(94)
Net income available to common shareholders	$703	$1,029

Weighted average shares outstanding, basic	880,618	872,411

Basic earnings per share	$0.80	$1.18

Diluted earnings per share computation:
Net income	$805	$1,135
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(90)	(94)
Net income available to common shareholders	$703	$1,029

Weighted average shares outstanding, before dilution	880,618	872,411
Dilutive potential shares	4,415	4,576
Weighted average shares outstanding, assuming dilution	885,033	876,987

Diluted earnings per share	$0.79	$1.17